Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
U.S. net operating loss carryforwards	$ 10,150,000	$ 10,579,000
Foreign net operating loss carryforwards	10,000	141,000
Accrued expenses	542,000	517,000
Depreciation and amortization	5,000	52,000
Stock compensation	308,000	320,000
Other deferred tax assets	146,000	64,000
Gross deferred tax assets	11,161,000	11,673,000
Deferred tax liabilities:
Depreciation and amortization	(445,000)
Internally developed software	(750,000)
Prepaid expenses	(395,000)	(137,000)
Gross deferred tax liabilities	(1,590,000)	(137,000)
Valuation allowance	(9,577,000)	(11,536,000)
Deferred taxes, net of allowance	(6,000)
Decrease in valuation allowance for deferred tax assets	$ 2,000,000